DERIVATIVE FINANCIAL INSTRUMENTS (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair values of derivative instruments
Other Current Liabilities	$ 475,973	$ 182,963
Derivatives not designated as hedging instruments: | Foreign exchange forward contracts
Fair values of derivative instruments
Other Assets - Current	351,523	1,639,337
Other Current Liabilities	$ 475,973	$ 182,963